Fair Value Measurements	3 Months Ended
Mar. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value Measurement
Fair Value Measurements
     Overview
The Company applies the fair value hierarchy established by US GAAP for the recognition and measurement of assets and liabilities. An asset or liability's fair value classification within the hierarchy is determined based on the lowest level input that is significant to the fair value measurement. In determining fair value, the Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible, and considers counterparty risk in its assessment of fair value.
The fair values of financial assets and liabilities are measured on a recurring basis. The Company has elected not to carry any financial assets and liabilities at fair value, other than as required by US GAAP. Financial assets and liabilities that the Company carries at fair value, as required by GAAP include: (i) its derivative instruments, (ii) the plan assets of the VEBAs and the Company's Canadian defined benefit pension plan, and (iii) available for sale securities, consisting of investments related to the Company's deferred compensation plan (see Note 7). The Company records certain other financial assets and liabilities at carrying value, see tables below for the fair value disclosure of those assets and liabilities.
The majority of the Company's non-financial assets and liabilities, which include goodwill, intangible assets, inventories and property, plant, and equipment, are not required to be carried at fair value on a recurring basis. However, if certain triggering events occur (or at least annually for goodwill), an evaluation of a non-financial asset or liability is required, potentially resulting in an adjustment to the carrying amount of such asset or liability. For the quarters ended March 31, 2012 and March 31, 2011, the Company concluded that none of its non-financial assets and liabilities subject to fair value assessments on a non-recurring basis required a material adjustment to the carrying amount of such assets and liabilities.
     Fair Values of Financial Assets and Liabilities
     Fair Values of Derivative Assets and Liabilities. The Company's derivative contracts are valued at fair value using significant observable and unobservable inputs.
Commodity, Foreign Currency and Energy Hedges - The fair values of a majority of these derivative contracts are based upon trades in liquid markets. Valuation model inputs can generally be verified, and valuation techniques do not involve significant judgment. The Company has some derivative contracts, however, that do not have observable market quotes. For these financial instruments, management uses significant other observable inputs (e.g., information concerning regional premiums for swaps). Where appropriate, valuations are adjusted for various factors, such as bid/offer spreads.
Bifurcated Conversion Feature and Call Options - The fair value of the Bifurcated Conversion Feature is measured as the difference in the estimated fair value of the Notes and the estimated fair value of the Notes without the cash conversion feature. The Notes are valued based on the trading price of the Notes each period-end (see “All Other Financial Assets and Liabilities” below). The fair value of the Notes without the cash conversion feature is the present value of the series of the remaining fixed income cash flows under the Notes, with a mandatory redemption in 2015.
The Call Options are valued using a binomial lattice valuation model. Significant inputs to the model are the Company's stock price, risk-free interest rate, credit spread, dividend yield, expected volatility of the Company's stock price, and probability of certain corporate events, all of which are observable inputs by market participants.
The significant assumptions used in the determining the fair value of the Call Options at March 31, 2012 were as follows:

Stock price at March 31, 2012	$47.26
Quarterly dividend yield (per share)[1]	$0.24
Risk-free interest rate[2]	0.51%
Credit spread (basis points)[3]	475
Expected volatility rate[4]	33%
______________________

[1]
The Company used a discrete quarterly dividend payment of $0.24 per share based on historical quarterly dividend payments. Although the quarterly dividend has been increased to $0.25 per share in 2012, the increased dividend does not affect the value of the Call Option as a result of anti-dilution adjustments.

[2]	The risk-free rate was based on the three-year Constant Maturity Treasury rate on March 31, 2012, compounded semi-annually.

[3]
The Company’s credit rating was estimated to be between BB- and B+ based on comparisons of its financial ratios and size to those of other rated companies. Using the Merrill Lynch High Yield index, the Company identified credit spreads for other debt issuances with similar credit ratings and used the median of such credit spreads.

[4]
The volatility rate was based on both observed volatility, which is based on the Company’s historical stock price, and implied volatility from the Company’s traded options. Such volatility was further adjusted to take into consideration market participant risk tolerance. While the stock price of the Company generally has the greatest influence on the fair values of both the Call Options and Bifurcated Conversion Feature, between December 31, 2011 and March 31, 2012, during which time the Company's stock price did not change materially, the change in the expected volatility rate had a greater impact on the values of these derivatives.

VEBA and Canadian Pension Plan Assets. The VEBA assets are managed by various investment advisors selected by the trustees of each of the VEBAs. The VEBA assets are outside of the Company's control, and the Company does not have insight into the investment strategies. The fair value of the VEBAs’ plan assets is based on information made available to the Company by the VEBA administrators.
The assets of the Company's Canadian pension plan are managed by advisors selected by the Company, with the investment portfolio subject to periodic review and evaluation by the Company's investment committee. The investment of assets in the Canadian pension plan is based upon the objective of maintaining a diversified portfolio of investments in order to minimize concentration of credit and market risks (such as interest rate, currency, equity price and liquidity risks). The degree of risk and risk tolerance take into account the obligation structure of the plan, the anticipated demand for funds and the maturity profiles required from the investment portfolio in light of these demands.
The fair value of the plan assets of the VEBAs and the Company's Canadian pension plan are measured annually on December 31 and are reflected in the Company's Consolidated Balance Sheets at fair value. In determining the fair value of the plan assets at each annual period end, the Company utilizes primarily the results of valuations supplied by the investment advisors responsible for managing the assets of each plan. See Note 13 of Notes to Consolidated Financial Statements included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2011 for additional information with respect to the fair value of the plan assets of the VEBAs and the Company's Canadian pension plan.
Available for sale securities. The Company holds assets in various investment funds at certain registered investment companies in connection with its deferred compensation program (see Note 7). Such assets are accounted for as available for sale securities and are measured and recorded at fair value based on the net asset value of the investment funds on a recurring basis at amortized cost. Such fair value input is considered a Level 2 input.
All Other Financial Assets and Liabilities. The Company believes that the fair value of its cash and cash equivalents, accounts receivable, accounts payable approximate their respective carrying values due to their short maturities and nominal credit risk.
The Company believes that the fair value of the Nichols Promissory Note materially approximates its carrying amount in light of the Company’s credit profile, the interest rate applicable to the Nichols Promissory Note, and its remaining duration. The foregoing fair value assessment is considered to be a Level 2 valuation within the fair value hierarchy.
The fair value of the Note is based on trading price of the Notes and is considered a Level 1 input in the fair value hierarchy.
The following table presents the Company's financial instruments, classified under the appropriate level of the fair value hierarchy, as of March 31, 2012:

	Level 1	Level 2	Level 3	Total
FINANCIAL ASSETS:
Derivative instruments:
Aluminum -
Fixed priced purchase contracts	$—	$0.8	$—	$0.8
Fixed priced sales contracts	—	0.1	—	0.1
Midwest premium swap contracts	—	—	0.9	0.9

Hedges Relating to the Notes -
Call Options	—	37.5	—	37.5

All Other Financial Assets
Cash and cash equivalents	77.3	—	—	77.3
Available for sale securities	—	5.1	—	5.1
Total	$77.3	$43.5	$0.9	$121.7

FINANCIAL LIABILITIES:
Derivative instruments:
Aluminum -
Fixed priced purchase contracts	$—	$(4.1)	$—	$(4.1)
Natural Gas -
Put option sales contracts	—	(6.2)	—	(6.2)
Fixed priced purchase contracts	—	(2.0)	—	(2.0)
Electricity -
Fixed priced purchase contracts	—	(2.8)	—	(2.8)
Hedges Relating to the Notes -
Bifurcated Conversion Feature	—	(44.6)	—	(44.6)

All Other Financial Liabilities
Nichols Promissory Note	—	(4.7)	—	(4.7)
Notes	(210.4)	—	—	(210.4)
Total	$(210.4)	$(64.4)	$—	$(274.8)
The following table presents the Company's financial instruments, classified under the appropriate level of the fair value hierarchy, as of December 31, 2011:

	Level 1	Level 2	Level 3	Total
FINANCIAL ASSETS:
Derivative instruments:
Aluminum -
Fixed priced purchase contracts	$—	$0.3	$—	$0.3
Midwest premium swap contracts	—	—	0.1	0.1
Hedges Relating to the Notes -
Call Options	—	46.3	—	46.3

All Other Financial Assets:
Cash and cash equivalents	49.8	—	—	49.8
Available for sale securities	—	4.9	—	4.9
Total	$49.8	$51.5	$0.1	$101.4

FINANCIAL LIABILITIES:
Derivative instruments:
Aluminum -
Fixed priced purchase contracts	$—	$(7.8)	$—	$(7.8)
Midwest premium swap contracts	—	—	(0.1)	(0.1)
Natural Gas -
Put option sales contracts	—	(5.6)	—	(5.6)
Fixed priced purchase contracts	—	(1.3)	—	(1.3)
Electricity -
Fixed priced purchase contracts	—	(1.8)	—	(1.8)
Hedges Relating to the Notes -
Bifurcated Conversion Feature	—	(53.9)	—	(53.9)

All Other Financial Liabilities:
Nichols Promissory Note	—	(4.7)	—	(4.7)
Notes	(203.0)	—	—	(203.0)
Total	$(203.0)	$(75.1)	$(0.1)	$(278.2)

Financial instruments classified as Level 3 in the fair value hierarchy represent derivative contracts in which management has used at least one significant unobservable input in the valuation model. The following table presents a reconciliation of activity for the Midwest premium derivative contracts on a net basis:

Level 3
Balance at December 31, 2011	$—
Total realized/unrealized gains included in:
Cost of products sold, excluding depreciation, amortization and other items	0.9
Transactions involving Level 3 derivative contracts:
Purchases	0.1
Sales	—
Issuances	—
Settlements	(0.1)
Transactions involving Level 3 derivatives — net	—
Transfers in and (or) out of Level 3 valuation hierarchy	—
Balance at March 31, 2012	$0.9

Total gain included in Cost of products sold, excluding depreciation, amortization and other items, attributable to the change in unrealized gains/losses relating to derivative contracts held at March 31, 2012:	$0.8

     Fair Values of Non-financial Assets and Liabilities
     Idled Assets. Included within Property, plant and equipment - net as of both March 31, 2012 and December 31, 2011 was $5.4 of idled assets, comprised of acquired assets not placed in service of $4.3 and unused equipment from the closed Tulsa, Oklahoma facility of $1.1. The value of such assets was estimated using a combination of the cost approach and market approach. The cost approach uses replacement cost, and the market approach uses prices for similar assets to determine the value of assets, and both approaches use Level 3 fair value inputs.
     CAROs. The inputs in estimating the fair value of conditional asset retirement obligations, or CAROs, include: (i) the timing of when any such CARO cash flows may be incurred, (ii) incremental costs associated with special handling or treatment of CARO materials and (iii) the credit adjusted risk free rate applicable at the time additional CARO cash flows are estimated, all of which are considered Level 3 inputs as they involve significant judgment of the Company. There were no material adjustments to the estimated fair values of CAROs for either of the quarters ended March 31, 2012 or March 31, 2011. The estimated fair value of CARO liabilities at March 31, 2012 and December 31, 2011 was $4.1 and $4.0, respectively, based upon the application of a weighted-average credit-adjusted risk free rate of 9.1%. CAROs are included in Other accrued liabilities or Long-term liabilities, as appropriate (see Note 2).